Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	$ 652,222
Hyundai Samho Heavy Industries Co Ltd
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	120,413
Yamal LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	436,100
Pan Union Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	29,200
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	$ 66,509